UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21708

Name of Fund: Dow 30(SM) Premium & Dividend Income Fund Inc. (DPD)

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive
      Officer, Dow 30(SM) Premium & Dividend Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/2007 - 12/31/2007

Item 1 - Report to Stockholders

Dow 30(SM) Premium & Dividend Income Fund Inc.

Annual Report
December 31, 2007

[LOGO] IQ INVESTMENT                            [LOGO] NUVEEN
           ADVISORS                                    HYDEPARK

Dow 30(SM) Premium & Dividend Income Fund Inc.

Portfolio Information as of December 31, 2007

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
International Business Machines Corp. ..............................    6.6%
Exxon Mobil Corp. ..................................................    5.7
Boeing Co. .........................................................    5.3
3M Co. .............................................................    5.1
United Technologies Corp. ..........................................    4.7
Altria Group, Inc. .................................................    4.6
The Procter & Gamble Co. ...........................................    4.5
Caterpillar, Inc. ..................................................    4.4
Johnson & Johnson ..................................................    4.1
Honeywell International, Inc. ......................................    3.8
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Aerospace & Defense ................................................    13.7%
Computers & Peripherals ............................................    9.7
Pharmaceuticals ....................................................    9.0
Industrial Conglomerates ...........................................    7.4
Oil, Gas & Consumable Fuels ........................................    5.7
--------------------------------------------------------------------------------

                                                                      Percent of
Sector Representation                                      Long-Term Investments
--------------------------------------------------------------------------------
Industrials ........................................................    25.7%
Consumer Staples ...................................................    15.8
Information Technology .............................................    13.5
Financials .........................................................    11.3
Health Care ........................................................    9.1
Consumer Discretionary .............................................    8.8
Energy .............................................................    5.7
Telecommunication Services .........................................    5.2
Materials ..........................................................    4.9
--------------------------------------------------------------------------------
      For Fund portfolio compliance purposes, the Fund's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

Proxy Results

During the six-month period ended December 31, 2007, Dow 30(SM) Premium & Dividend Income Fund Inc.`s shareholders voted on the following proposal. On November 13, 2007 and December 21, 2007, special meetings of shareholders were adjourned with respect to the proposal until January 10, 2008, at which time it was approved. A description of the proposal and number of shares voted are as follows:

--------------------------------------------------------------------------------------------------
                                                      Shares Voted    Shares Voted    Shares Voted
                                                          For            Against         Abstain
--------------------------------------------------------------------------------------------------
To approve a new investment subadvisory agreement
with Nuveen HydePark Group, LLC                         5,596,220       121,534         206,968
--------------------------------------------------------------------------------------------------

Dow Jones Industrial Average, DJIA, Dow 30, Dow Industrials and The Dow are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by IQ Investment Advisors LLC. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the Fund.


2     DOW 30(SM) PREMIUM & DIVIDEND INCOME FUND INC.     DECEMBER 31, 2007

A Summary From Your Fund's Portfolio Manager

      We are pleased to provide you with this shareholder report for Dow 30(SM) Premium & Dividend Income Fund Inc. While the Fund is advised by IQ Investment Advisors LLC, the following is provided by Nuveen HydePark Group LLC, the Fund's subadviser.

The investment objectives of Dow 30(SM) Premium & Dividend Income Fund Inc. (the "Fund") are to provide shareholders with a high level of current income, with a secondary objective of capital appreciation. The Fund pursues its investment objectives principally through a two-part strategy. First, the Fund will invest, under normal circumstances, substantially all of its net assets (including the proceeds of any borrowings for investment purposes) in the thirty stocks included in the Dow Jones Industrial Average(SM) ("DJIA") (the "Stocks") in approximately the amounts such Stocks are weighted in the DJIA and/or in other securities or financial instruments that are intended to correlate with the DJIA (the "Other Instruments"). Second, the Fund will write (sell) covered call options on some or all of the Stocks or Other Instruments. There can be no assurance that the Fund will achieve its investment objectives.

For the annual period ended December 31, 2007, the Fund had a total investment return as set forth in the table below, based on the change per share in net asset value of $20.14 to $19.95. For the same period, the Fund's unmanaged reference index, the DJIA, had a total return as shown below. All of the Fund and index information presented includes the reinvestment of any dividends or distributions. Distribution information may be found in the Notes to Financial Statements, Note 5.

--------------------------------------------------------------------------------
Period                                     Fund*         DJIA**       Difference
--------------------------------------------------------------------------------
Fiscal year ended
December 31, 2007                          8.42%         8.88%          (0.46%)
--------------------------------------------------------------------------------
Since inception
(April 29, 2005)                          32.62%        38.52%          (5.90%)
--------------------------------------------------------------------------------
*     Fund performance information is net of expenses.
**    The reference index has no expenses associated with performance.

For more detail with regard to the Fund's total investment return based on a change in the per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), please refer to the Financial Highlights section of this report.

As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

Rob A. Guttschow, CFA
Portfolio Manager

January 15, 2008


     DOW 30(SM) PREMIUM & DIVIDEND INCOME FUND INC.     DECEMBER 31, 2007     3

Schedule of Investments as of December 31, 2007

                                                                 Shares
Industry        Common Stocks                                      Held          Value
=========================================================================================
Aerospace & Defense -- 13.7%
                Boeing Co.                                      140,523      $ 12,290,142
                Honeywell International, Inc.                   140,523         8,652,001
                United Technologies Corp.                       140,523        10,755,630
                                                                             ------------
                                                                               31,697,773
-----------------------------------------------------------------------------------------
Automobiles -- 1.5%
                General Motors Corp.                            140,523         3,497,617
-----------------------------------------------------------------------------------------
Beverages -- 3.7%
                The Coca-Cola Co.                               140,523         8,623,897
-----------------------------------------------------------------------------------------
Chemicals -- 2.7%
                E.I. du Pont de Nemours & Co.                   140,523         6,195,659
-----------------------------------------------------------------------------------------
Computers & Peripherals -- 9.7%
                Hewlett-Packard Co.                             140,523         7,093,601
                International Business Machines Corp.           140,523        15,190,536
                                                                             ------------
                                                                               22,284,137
-----------------------------------------------------------------------------------------
Consumer Finance -- 3.2%
                American Express Co.                            140,523         7,310,006
-----------------------------------------------------------------------------------------
Diversified Financial Services -- 4.5%
                Citigroup, Inc.                                 140,523         4,136,997
                JPMorgan Chase & Co.                            140,523         6,133,829
                                                                             ------------
                                                                               10,270,826
-----------------------------------------------------------------------------------------
Diversified Telecommunication Services -- 5.2%
                AT&T Inc.                                       140,523         5,840,136
                Verizon Communications, Inc.                    140,523         6,139,450
                                                                             ------------
                                                                               11,979,586
-----------------------------------------------------------------------------------------
Food & Staples Retailing -- 2.9%
                Wal-Mart Stores, Inc.                           140,523         6,679,058
-----------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 3.6%
                McDonald's Corp.                                140,523         8,278,210
-----------------------------------------------------------------------------------------
Household Products -- 4.5%
                The Procter & Gamble Co.                        140,523        10,317,199
-----------------------------------------------------------------------------------------
Industrial Conglomerates -- 7.4%
                3M Co.                                          140,523        11,848,899
                General Electric Co.                            140,523         5,209,188
                                                                             ------------
                                                                               17,058,087
-----------------------------------------------------------------------------------------
Insurance -- 3.6%
                American International Group, Inc.              140,523         8,192,491
-----------------------------------------------------------------------------------------
Machinery -- 4.4%
                Caterpillar, Inc.                               140,523        10,196,349
-----------------------------------------------------------------------------------------
Media -- 2.0%
                Walt Disney Co.                                 140,523         4,536,082
-----------------------------------------------------------------------------------------
Metals & Mining -- 2.2%
                Alcoa, Inc.                                     140,523         5,136,116
-----------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 5.7%
                Exxon Mobil Corp.                               140,523        13,165,600
-----------------------------------------------------------------------------------------
Pharmaceuticals -- 9.0%
                Johnson & Johnson                               140,523         9,372,884
                Merck & Co., Inc.                               140,523         8,165,792
                Pfizer, Inc.                                    140,523         3,194,088
                                                                             ------------
                                                                               20,732,764
-----------------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 1.6%
                Intel Corp.                                     140,523         3,746,343
-----------------------------------------------------------------------------------------
Software -- 2.2%
                Microsoft Corp.                                 140,523         5,002,619
-----------------------------------------------------------------------------------------
Specialty Retail -- 1.6%
                Home Depot, Inc.                                140,523         3,785,690
-----------------------------------------------------------------------------------------
Tobacco -- 4.6%
                Altria Group, Inc.                              140,523        10,620,728
-----------------------------------------------------------------------------------------
                Total Common Stocks
                (Cost -- $178,861,815) -- 99.5%                               229,306,837
=========================================================================================

=========================================================================================

                                                                   Face
                Short-Term Securities                            Amount
=========================================================================================
Government National Bills -- 0.9%
                U.S. Treasury Bills, 4.01%
                due 1/10/2008                                $2,000,000         1,997,973
-----------------------------------------------------------------------------------------
Time Deposits -- 0.9%
                State Street Bank & Trust Co.,
                3.25% due 1/02/2008                           2,207,053         2,207,053
-----------------------------------------------------------------------------------------
                Total Short-Term Securities
                (Cost -- 4,205,026) -- 1.8%                                     4,205,026
=========================================================================================
                Total Investments Before Options Written
                (Cost -- $183,066,841*) -- 101.3%                             233,511,863
=========================================================================================

=========================================================================================

                                                              Number of
                Options Written                               Contracts
=========================================================================================
Call Options Written
                3M Co., expiring January 2008
                 at USD 80.45,
                 Broker UBS Warburg                                 610          (270,169)
                AT&T Inc., expiring January 2008
                 at USD 37.88,
                 Broker UBS Warburg                                 610          (219,356)
                Alcoa, Inc., expiring January 2008
                 at USD 36.996,
                 Broker BNP Paribas                                 610           (56,730)
                Altria Group, Inc., expiring January 2008
                 at USD 74.83,
                 Broker UBS Warburg                                 610          (111,996)
                American Express Co.,
                 expiring January 2008 at USD 59.751,
                 Broker Deutsche Bank AG                            610              (305)
                American International Group, Inc.,
                 expiring January 2008 at USD 59.771,
                 Broker HSBC Securities                             610           (48,190)
                Boeing Co., expiring January 2008
                 at USD 94.637,
                 Broker Banc of America                             610            (3,185)
                Caterpillar, Inc., expiring January 2008
                 at USD 71.781,
                 Broker JPMorgan Chase                              610          (111,630)
                Citigroup, Inc., expiring January 2008
                 at USD 36.259,
                 Broker HSBC Securities                             610                (1)


4     DOW 30(SM) PREMIUM & DIVIDEND INCOME FUND INC.     DECEMBER 31, 2007

Schedule of Investments (concluded)

                                                              Number of
                Options Written                               Contracts          Value
=========================================================================================
Call Options Written (continued)
                The Coca-Cola Co., expiring January 2008
                  at USD 62.57,
                  Broker JPMorgan Chase                             610      $    (25,010)
                E.I. du Pont de Nemours & Co.,
                  expiring January 2008 at USD 46.093,
                  Broker Deutsche Bank AG                           610            (5,685)
                Exxon Mobil Corp., expiring January 2008
                  at USD 88.80,
                  Broker UBS Warburg                                610          (358,802)
                General Electric Co., expiring January 2008
                  at USD 39.602,
                  Broker BNP Paribas                                610            (1,830)
                General Motors Corp., expiring
                  January 2008 at USD 31.936,
                  Broker BNP Paribas                                610              (610)
                Hewlett-Packard Co., expiring
                  January 2008 at USD 49.39,
                  Broker UBS Warburg                                610          (117,059)
                Home Depot, Inc., expiring January 2008
                  at USD 29.269,
                  Broker Deutsche Bank AG                           610            (6,856)
                Honeywell International, Inc.,
                  expiring January 2008 at USD 56.09,
                  Broker UBS Warburg                                610          (345,443)
                Intel Corp., expiring January 2008
                  at USD 25.74,
                  Broker UBS Warburg                                610           (82,350)
                International Business Machines Corp.,
                  expiring January 2008 at USD 104.64,
                  Broker UBS Warburg                                610          (305,793)
                JPMorgan Chase, expiring January 2008
                  at USD 43.562,
                  Broker Deutsche Bank AG                           610           (68,595)
                Johnson & Johnson, expiring
                  January 2008 at USD 67.548,
                  Broker HSBC Securities                            610           (25,620)
                McDonald's Corp., expiring
                  January 2008 at USD 57.75,
                  Broker JPMorgan Chase                             610          (111,630)
                Merck & Co., Inc., expiring January 2008
                  at USD 60.559,
                  Broker HSBC Securities                            610           (32,330)
                Microsoft Corp., expiring January 2008
                  at USD 34.04,
                  Broker UBS Warburg                                610          (122,488)
                Pfizer, Inc., expiring January 2008
                  at USD 23.67,
                  Broker UBS Warburg                                610           (11,346)
                The Procter & Gamble Co., expiring
                  January 2008 at USD 74.65,
                  Broker UBS Warburg                                610           (49,349)
                United Technologies Corp., expiring
                  January 2008 at USD 76.61,
                  Broker UBS Warburg                                610          (119,072)
                Verizon Communications, Inc., expiring
                  January 2008 at USD 42.834,
                  Broker HSBC Securities                            610           (83,570)
                Wal-Mart Stores, Inc., expiring
                  January 2008 at USD 47.70,
                  Broker UBS Warburg                                610           (69,662)
                Walt Disney Co., expiring January 2008
                  at USD 33.34,
                  Broker UBS Warburg                                610            (8,113)
-----------------------------------------------------------------------------------------
                Total Options Written
                (Premiums Received -- $4,127,969) -- (1.2%)                    (2,772,775)
=========================================================================================
                Total Investments, Net of Options Written
                (Cost -- $178,938,872) -- 100.1%                              230,739,088

                Liabilities in Excess of Other Assets -- (0.1%)                  (275,157)
                                                                             ------------
                Net Assets -- 100.0%                                         $230,463,931
                                                                             ============

* The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 183,070,574
                                                                  =============
      Gross unrealized appreciation ..........................    $  56,087,113
      Gross unrealized depreciation ..........................       (5,645,824)
                                                                  -------------
      Net unrealized appreciation ............................    $  50,441,289
                                                                  =============

o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

      See Notes to Financial Statements.


     DOW 30(SM) PREMIUM & DIVIDEND INCOME FUND INC.     DECEMBER 31, 2007     5

Statement of Assets, Liabilities and Capital

As of December 31, 2007
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (identified cost -- $183,066,841) .                      $ 233,511,863
            Receivables:
                Dividends ......................................................................    $     293,693
                Interest .......................................................................              199           293,892
                                                                                                    -------------------------------
            Total assets .......................................................................                        233,805,755
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Options written, at value (premiums received -- $4,127,969) ........................                          2,772,775
            Payables:
                Dividends and distributions to shareholders ....................................          246,529
                Investment adviser .............................................................          178,019           424,548
                                                                                                    -------------
            Accrued expenses ...................................................................                            144,501
                                                                                                                      -------------
            Total liabilities ..................................................................                          3,341,824
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets .........................................................................                      $ 230,463,931
                                                                                                                      =============
===================================================================================================================================
Capital
-----------------------------------------------------------------------------------------------------------------------------------
            Common Stock, par value $.001, 100,000,000 shares authorized .......................                      $      11,554
            Paid-in capital in excess of par ...................................................                        178,655,894
            Accumulated realized capital losses -- net .........................................    $      (3,733)
            Unrealized appreciation -- net .....................................................       51,800,216
                                                                                                    -------------
            Total accumulated earnings -- net ..................................................                         51,796,483
                                                                                                                      -------------
            Total capital -- Equivalent to $19.95 per share based on 11,554,133 shares of
              Common Stock outstanding (market price -- $17.91) ................................                      $ 230,463,931
                                                                                                                      =============

      See Notes to Financial Statements.


6     DOW 30(SM) PREMIUM & DIVIDEND INCOME FUND INC.     DECEMBER 31, 2007

Statement of Operations

For the Year Ended December 31, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Dividends ..........................................................................                      $   5,352,695
            Interest ...........................................................................                             81,135
                                                                                                                      -------------
            Total income .......................................................................                          5,433,830
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees ...........................................................    $   2,130,512
            Professional fees ..................................................................           69,585
            Licensing fees .....................................................................           63,475
            Directors' fees and expenses .......................................................           59,391
            Accounting services ................................................................           53,882
            Transfer agent fees ................................................................           47,788
            Printing and shareholder reports ...................................................           32,827
            Listing fees .......................................................................           23,750
            Custodian fees .....................................................................           16,814
            Other ..............................................................................           30,969
                                                                                                    -------------
            Total expenses .....................................................................                          2,528,993
                                                                                                                      -------------
            Investment income -- net ...........................................................                          2,904,837
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain (loss) on:
                Investments -- net .............................................................        4,873,350
                Options written -- net .........................................................       (1,194,968)        3,678,382
                                                                                                    -------------
            Change in unrealized appreciation/depreciation on:
                Investments -- net .............................................................       10,297,396
                Options written -- net .........................................................        1,665,013        11,962,409
                                                                                                    -------------------------------
            Total realized and unrealized gain -- net ..........................................                         15,640,791
                                                                                                                      -------------
            Net Increase in Net Assets Resulting from Operations ...............................                      $  18,545,628
                                                                                                                      =============

      See Notes to Financial Statements.


     DOW 30(SM) PREMIUM & DIVIDEND INCOME FUND INC.     DECEMBER 31, 2007     7

Statements of Changes in Net Assets

                                                                                                           For the Year Ended
                                                                                                              December 31,
                                                                                                    -------------------------------
Increase (Decrease) in Net Assets:                                                                       2007              2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ...........................................................    $   2,904,837     $   2,870,169
            Realized gain (loss) -- net ........................................................        3,678,382        (1,238,773)
            Change in unrealized appreciation/depreciation -- net ..............................       11,962,409        30,358,043
                                                                                                    -------------------------------
            Net increase in net assets resulting from operations ...............................       18,545,628        31,989,439
                                                                                                    -------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ...........................................................       (5,456,114)       (2,865,327)
            Realized gain -- net ...............................................................         (400,116)               --
            Tax return of capital ..............................................................      (14,899,426)      (17,641,705)
                                                                                                    -------------------------------
            Net decrease in net assets resulting from dividends and distributions
              to shareholders ..................................................................      (20,755,656)      (20,507,032)
                                                                                                    -------------------------------
===================================================================================================================================
Common Stock Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Value of shares issued to shareholders in reinvestment of dividends
              and distributions ................................................................        1,666,502         2,007,623
            Offering costs, including adjustments, resulting from the issuance
              of Common Stock ..................................................................               --           (27,610)
                                                                                                    -------------------------------
            Net increase in net assets resulting from Common Stock transactions ................        1,666,502         1,980,013
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets ............................................         (543,526)       13,462,420
            Beginning of year ..................................................................      231,007,457       217,545,037
                                                                                                    -------------------------------
            End of year ........................................................................    $ 230,463,931     $ 231,007,457
                                                                                                    ===============================

      See Notes to Financial Statements.


8     DOW 30(SM) PREMIUM & DIVIDEND INCOME FUND INC.     DECEMBER 31, 2007

Financial Highlights

                                                                                                                  For the Period
                                                                                   For the Year Ended                April 29,
                                                                                      December 31,                  2005+ to
The following per share data and ratios have been derived                    -----------------------------         December 31,
from information provided in the financial statements.                          2007               2006                2005
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period .......................     $    20.14         $    19.13         $    19.10
                                                                             ------------------------------------------------------
            Investment income -- net** .................................            .25                .25                .19
            Realized and unrealized gain -- net ........................           1.36               2.56                .94
                                                                             ------------------------------------------------------
            Total from investment operations ...........................           1.61               2.81               1.13
                                                                             ------------------------------------------------------
            Less dividends and distributions from:
                Investment income -- net ...............................           (.47)              (.25)              (.18)
                Realized gain -- net ...................................           (.04)                --               (.28)
                Tax return of capital ..................................          (1.29)             (1.55)              (.60)
                                                                             ------------------------------------------------------
            Total dividends and distributions ..........................          (1.80)             (1.80)             (1.06)
                                                                             ------------------------------------------------------
            Offering costs, including adjustments, resulting
              from the issuance of Common Stock ........................             --                 --*              (.04)
                                                                             ------------------------------------------------------
            Net asset value, end of period .............................     $    19.95         $    20.14         $    19.13
                                                                             ======================================================
            Market price per share, end of period ......................     $    17.91         $    20.96         $    18.15
                                                                             ======================================================
===================================================================================================================================
Total Investment Return++
-----------------------------------------------------------------------------------------------------------------------------------
            Based on net asset value per share .........................           8.42%             15.54%              5.86%(a)(b)
                                                                             ======================================================
            Based on market price per share ............................          (6.48%)            26.74%             (4.08%)(a)
                                                                             ======================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Expenses ...................................................           1.07%              1.10%              1.12%(c)
                                                                             ======================================================
            Investment income -- net ...................................           1.23%              1.30%              1.44%(c)
                                                                             ======================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) ...................     $  230,464         $  231,007         $  217,545
                                                                             ======================================================
            Portfolio turnover .........................................            .00%***            .00%***          17.95%
                                                                             ======================================================

*     Amount is less than $(.01) per share.
**    Based on average shares outstanding.
*** For purposes of calculating portfolio turnover of the Fund, the options written by the Fund have been classified as short-term investments because the expiration date at the time of acquisition was one year or less, and therefore, the portfolio turnover is zero.
+     Commencement of operations.
++ Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
(a)   Aggregate total investment return.
(b) In 2005, IQ Investment Advisors LLC reimbursed the Fund as a result of a trading/administrative error, which had no impact on total investment return.
(c)   Annualized.

      See Notes to Financial Statements.


     DOW 30(SM) PREMIUM & DIVIDEND INCOME FUND INC.     DECEMBER 31, 2007     9

Notes to Financial Statements

1. Significant Accounting Policies:

Dow 30(SM) Premium & Dividend Income Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol DPD. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC markets are valued at the last available asked price. Portfolio securities that are traded both in the OTC markets and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and seek to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Options -- The Fund writes covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund provides the purchaser with the right to potentially receive a cash payment


10     DOW 30(SM) PREMIUM & DIVIDEND INCOME FUND INC.     DECEMBER 31, 2007
      from the Fund equal to any appreciation in the cash value of the index over the strike price on the expiration date of the option written. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium received). Written options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Dividends and distributions -- Dividends are declared and paid monthly. Portions of the distributions paid by the Fund during the years ended December 31, 2007 and December 31, 2006 were characterized as a tax return of capital.

(f) Offering expenses -- Direct expenses relating to the public offering of the Fund's Common Stock were charged to capital at the time of issuance of the shares.

(g) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. All tax years of the Fund are open at this time.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

(h) Reclassification -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $2,551,277 has been reclassified between paid-in capital in excess of par and accumulated distributions in excess of net investment income as a result of a permanent difference attributable to distributions paid in excess of taxable income.


     DOW 30(SM) PREMIUM & DIVIDEND INCOME FUND INC.     DECEMBER 31, 2007     11

This reclassification has no effect on net assets or net asset value per share.

2. Investment Advisory and Management Agreement and Transactions with
Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC ("IQ"), an indirect subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."). IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate equal to .90% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. Prior to the Fund's commencement of operations, IQ entered into a Subadvisory Agreement with Nuveen Asset Management ("NAM"). Pursuant to the agreement, NAM was responsible for providing certain investment advisory services to IQ with respect to the Fund. For such services, IQ pays NAM a monthly fee at an annual rate equal to .39% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. The Fund does not make any direct payments to NAM for subadvisory services.

On June 20, 2007, Nuveen Investments Inc. ("Nuveen Investments"), the parent company of NAM, announced that it had entered into a definitive Agreement and Plan of Merger (the "Merger Agreement") to be acquired by an investor group majority-led by Madison Dearborn Partners, LLC. The investor group's financial advisors and investors included ML & Co. and Merrill Lynch Global Private Equity (both affiliates of IQ).

The merger would result in an "assignment" (as defined in the Investment Company Act of 1940) of the Subadvisory Agreement causing its automatic termination.

At a meeting held on July 24, 2007, the Board of Directors of the Fund approved a new investment subadvisory agreement for the Fund to be presented to shareholders for approval. The new subadvisory agreement contains substantially the same terms as the Subadvisory Agreement, including the same subadvisory fee.

In order to ensure continuity of services to the Fund in the event that the merger was consummated prior to the shareholder vote (as was the case), the Fund's Board, in reliance on Rule 15a-4 under the Investment Company Act, also approved an interim subadvisory agreement for the Fund with a term of up to 150 days pending approval of the new subadvisory agreement by shareholders. The Board determined that the scope and quality of services to be provided under the interim subadvisory agreement were equivalent to the existing subadvisory agreement and that other than the dates, parties and provisions required by Rule 15a-4, there were no material differences between the interim subadvisory agreement and the existing subadvisory agreement.

The merger was consummated in November 2007. At a shareholder meeting held on January 10, 2008, the new subadvisory agreement was approved.

Effective September 30, 2007, the Subadvisory Agreement was transferred to NAM's affiliate, Nuveen HydePark Group, LLC ("Nuveen HydePark"), following an internal restructuring of NAM and its affiliates. In the course of this restructuring, NAM contributed the personnel and resources servicing the Fund to Nuveen HydePark. The transfer of the Subadvisory Agreement was approved by the Fund's Board of Directors at a meeting held on September 12, 2007. At that meeting, the Board determined that the transfer of the Subadvisory Agreement would not result in an assignment of the Subadvisory Agreement within the meaning of the Investment Company Act of 1940. There was no change in the aggregate fees paid for services under the agreement.

IQ has entered into an Administration Agreement with Princeton Administrators, LLC (the "Administrator"). The Administration Agreement provides that IQ pays the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes, for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect subsidiary of BlackRock, Inc. ML & Co. is a principal owner of BlackRock, Inc.

Certain officers of the Fund are officers and/or directors of IQ, ML & Co., BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2007 were $0 and $19,878,475, respectively.


12     DOW 30(SM) PREMIUM & DIVIDEND INCOME FUND INC.     DECEMBER 31, 2007

Notes to Financial Statements (concluded)

Transactions in options written for the year ended December 31, 2007 were as follows:

-------------------------------------------------------------------------------
                                                       Number of      Premiums
                                                       Contracts      Received
-------------------------------------------------------------------------------
Outstanding call options written,
  at beginning of year .......................          21,000     $  1,956,661
Options written ..............................         176,550       23,172,999
Options expired ..............................         (87,160)     (10,281,265)
Options closed ...............................         (92,090)     (10,720,426)
                                                       ------------------------
Outstanding call options written,
  at end of year .............................          18,300     $  4,127,969
                                                       ========================

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of capital stock, par value $.001 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding increased by 81,657 and 103,006 from dividend and distribution reinvestments for the years ended December 31, 2007 and December 31, 2006, respectively.

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2007 and December 31, 2006 were as follows:

--------------------------------------------------------------------------------
                                                      12/31/2007      12/31/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ................................    $ 5,456,114    $ 2,865,327
  Long-term capital gain .........................        400,116             --
  Tax return of capital ..........................     14,899,426     17,641,705
                                                      --------------------------
Total distributions ..............................    $20,755,656    $20,507,032
                                                      ==========================

As of December 31, 2007, the components of accumulated earnings on a tax basis were as follows:

-------------------------------------------------------------------------------
Undistributed ordinary income -- net ...........................             --
Undistributed long-term capital gains -- net ...................             --
                                                                    -----------
Total undistributed earnings -- net ............................             --
Capital loss carryforward ......................................             --
Unrealized gains -- net ........................................    $51,796,483*
                                                                    -----------
Total accumulated earnings -- net ..............................    $51,796,483
                                                                    ===========

* The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales.

6. Subsequent Event:

The Fund paid a distribution in the amount of $.15 per share on January 31, 2008 to shareholders of record on January 22, 2008.


     DOW 30(SM) PREMIUM & DIVIDEND INCOME FUND INC.     DECEMBER 31, 2007     13

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Dow 30(SM) Premium & Dividend Income Fund Inc.:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments, of Dow 30(SM) Premium & Dividend Income Fund Inc. as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dow 30(SM) Premium & Dividend Income Fund Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, NJ
February 29, 2008


14     DOW 30(SM) PREMIUM & DIVIDEND INCOME FUND INC.     DECEMBER 31, 2007

Fund Certification

In May 2007, the Fund filed its Chief Executive Officer Certification for the prior year with the New York Stock Exchange pursuant to Section 303A.12(a) of the New York Stock Exchange Corporate Governance Listing Standards.

The Fund's Chief Executive Officer and Chief Financial Officer Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's Form N-CSR and are available on the Securities and Exchange Commission's website at http://www.sec.gov.

Important Tax Information

The following information is provided with respect to the taxable ordinary income distributions paid by Dow 30(SM) Premium & Dividend Income Fund Inc. during the fiscal year ended December 31, 2007.

------------------------------------------------------------------------------------------------
Qualified Dividend Income for Individuals .........................................    100.00%
Dividends Qualifying for the Dividends Received Deduction for Corporations ........    100.00%
Federal Obligation Interest .......................................................      0.32%*
Interest-Related Dividends for Non-U.S. Residents .................................      0.79%**
------------------------------------------------------------------------------------------------

* The law varies in each state as to whether and what percentage of dividend income attributable to Federal Obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Fund distributed long-term capital gains of $.034635 per share to shareholders of record on December 20, 2007.


     DOW 30(SM) PREMIUM & DIVIDEND INCOME FUND INC.     DECEMBER 31, 2007     15

Approval of New Subadvisory Agreement

On June 20, 2007, Nuveen Investments, Inc. ("Nuveen Investments"), the parent company of Nuveen Asset Management ("NAM"), announced that it had entered into a definitive Agreement and Plan of Merger (the "Merger") to be acquired by an investor group majority-led by Madison Dearborn Partners, LLC. The Merger, when consummated, has the effect of causing the Fund's Subadvisory Agreement between IQ Investment Advisors LLC ("IQ" or the "Adviser") and NAM to be terminated pursuant to the terms of the Subadvisory Agreement. In anticipation of the consummation of the Merger, the Board of the Fund met in person on July 24, 2007 for purposes of, among other things, considering whether it would be in the best interests of the Fund and its stockholders to approve a new subadvisory agreement (the "New Subadvisory Agreement") that would take effect upon the termination of the existing Subadvisory Agreement. The Board also approved an interim subadvisory agreement between NAM and the Adviser that would take effect (and continue for no more than 150 days) if the Merger was consummated prior to shareholder approval of the New Subadvisory Agreement. The Board considered substantially the same factors in approving the interim subadvisory agreement as were considered in approving the New Subadvisory Agreement.

On September 12, 2007, the Board of the Fund met in person to approve the transfer of NAM's rights and duties under the Fund's then existing Subadvisory Agreement to Nuveen HydePark Group, LLC ("Nuveen HydePark" or the "Subadviser"), another wholly-owned subsidiary of Nuveen Investments. The transfer of NAM's rights and duties under the Fund's then existing Subadvisory Agreement to Nuveen HydePark was the result of an internal restructuring by Nuveen Investments. The Board also considered and approved the transfer of the New Subadvisory Agreement (to be effective upon consummation of the Merger) and the interim subadvisory agreement (to be effective if the New Subadvisory Agreement was not approved by shareholders prior to the effectiveness of the Merger).

The Merger was approved by the stockholders of Nuveen Investments on or about November 13, 2007. At that time, Nuveen Investments ceased to be a publicly traded company and is now privately held by an investor group that includes Merrill Lynch, an affiliate of the Adviser. The shareholders of the Fund approved the New Subadvisory Agreement on January 10, 2008.

The following discussion summarizes the information considered and the conclusions made by the Board in approving the New Subadvisory Agreement.

In considering approval of the New Subadvisory Agreement between the Adviser and the Subadviser, the Board received and discussed various materials provided to it in advance of the meetings which included, among other things, a copy of the form of New Subadvisory Agreement, the materials the Board had received in connection with its consideration and approval of the then existing Subadvisory Agreement, due diligence materials from the Subadviser and a report on the Merger. In addition, the Board considered materials received at previous meetings of the Board regarding the Fund.

At the July 24, 2007 Board meeting, representatives of NAM made a presentation regarding the Merger and responded to questions from the Board. The non-interested Directors discussed the presentation given at the meeting by representatives of the Subadviser and the materials distributed in connection therewith, which provided information about the transaction that would cause the change in control of the Subadviser and the termination of the then existing Subadvisory Agreement. The non-interested Directors met privately with their legal counsel to review the Board's duties in reviewing a subadvisory agreement and approving the New Subadvisory Agreement. The Board considered all factors it believed relevant with respect to the Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Subadviser; (b) the investment performance of the Fund and the Subadviser; (c) the costs of the services to be provided and profits to be realized by the Subadviser from its relationship with the Fund; and (d) the extent to which economies of scale could be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors.

At the September 12, 2007 Board meeting, the Board considered transferring the New Subadvisory Agreement and the interim subadvisory agreement to Nuveen HydePark, referring to the same information and factors the Directors considered at the July 24, 2007 Board meeting. The Board also considered additional information relating to Nuveen HydePark.


16     DOW 30(SM) PREMIUM & DIVIDEND INCOME FUND INC.     DECEMBER 31, 2007

(a) Nature, Extent and Quality of Services -- In connection with their consideration of the New Subadvisory Agreement, the Directors considered representations by the Adviser and the Subadviser that there would be no diminution in the services to be rendered to the Fund by the Adviser and the Subadviser, respectively, as a result of the change in control of the Subadviser and the effectiveness of the New Subadvisory Agreement. The Board noted that representatives of the Subadviser stated that they did not anticipate any change in their personnel responsible for providing services to the Fund, and in particular that the investment and compliance personnel of the Subadviser were not expected to change as a result of the change in control of the Subadviser.

In reviewing the New Subadvisory Agreement, the Directors focused on the experience of the Subadviser in managing registered funds. The Board considered the reputation and investment experience of the Subadviser and its investment professionals who would continue to serve as portfolio managers after the change in control. The Board noted the representations of the Subadviser that the change in control would have no adverse effect on the experience, resources and strengths of the Subadviser in managing investment companies. The Board then discussed the Subadviser's anticipated financial condition after the change in control. The Board noted statements from the Subadviser's representatives that the financial position of the Subadviser would not be negatively affected by the Merger. The Board also considered representations from the Subadviser that the change in control would not have an effect on the Subadviser's compliance personnel or compliance procedures. The Board then discussed the due diligence performed by personnel of the Adviser regarding the Subadviser. Based on the discussions held and the materials presented at these meetings and prior meetings, the Board determined that the proposed change in control of the Subadviser would not likely cause an adverse change in the nature, extent and quality of the services to be provided by the Subadviser under the New Subadvisory Agreement. In addition, the Board was of the view that the Subadviser had evidenced a commitment to maintaining a culture of compliance that would continue after the Merger.

(b) The Investment Performance of the Fund and the Subadviser -- The Directors reviewed the investment performance of the Fund, and primarily based their evaluation of the Subadviser on the Fund's performance for the limited period that the Fund had been in operation. The Directors considered the history, experience, resources and strengths of the Subadviser in developing and implementing the investment strategies used by the Fund. The Directors noted that the Fund uses an innovative investment strategy and that comparisons of the Fund's investment performance to the performance of other investment companies was generally not meaningful. The Directors reviewed the Fund's investment performance and compared such performance to the performance of a relevant reference index. The Directors discussed the degree to which the Fund was achieving its investment objective, noting that the Fund had been in operation for a short period of time. In particular, the Directors noted that the Fund generally performed as expected relative to its reference index. As a result of their discussions and review, the Directors concluded that the Fund's performance was satisfactory. The Board did not specifically consider the Subadviser's performance with respect to most other accounts it manages, because these accounts might have investment objectives, policies or restrictions different from those of the Fund. The Board considered the reputation and investment experience of the Subadviser and its investment professionals. The Board discussed the experience, resources and strengths of the Subadviser in managing or sponsoring investment companies. The Board also considered the experience of the Fund's portfolio managers and discussions held with the managers regarding implementation of the Fund's investment programs. Following their deliberations, the Board concluded that, while past performance is not an indicator of future performance, the Subadviser should likely be able to continue to effectively implement the Fund's investment strategy in attempting to meet the Fund's investment objectives.


     DOW 30(SM) PREMIUM & DIVIDEND INCOME FUND INC.     DECEMBER 31, 2007     17

Approval of New Subadvisory Agreement (concluded)

(c) Fees and Profitability of the Subadviser -- The Board considered representations by the Adviser and the Subadviser that there would be no change in the allocation of the management fees between the Adviser and Subadviser in relation to the services provided by the Subadviser, as a result of the change in control of Nuveen and the effectiveness of the New Subadvisory Agreement. In considering the compensation to be paid to the Subadviser, noting that no changes to such compensation from that payable under the then existing Subadvisory Agreement was proposed, the Board referred to the materials presented and discussions held in connection with their consideration of the then existing Subadvisory Agreement for the Fund. The Board noted that in connection with such considerations they had received and reviewed fee comparison data from Lipper Inc. (which included information regarding the fees paid by certain investment advisers to subadvisers of peer funds), and concluded that such information continued to be relevant to their current deliberations. In reviewing that data, the Board noted that the subadvisory fee with respect to the Fund was at a level that continued to be reasonable and similar to that of comparable funds. Taking into account the totality of the information and materials provided to them at these meetings and at prior meetings, including, among other things, the fact that the subadvisory fees were negotiated by the Adviser on an arm's-length basis, the Board concluded that the subadvisory fees proposed under the New Subadvisory Agreement continued to be reasonable for the services to be rendered.

(d) Economies of Scale and Whether Fee Levels Reflect these Economies of Scale -- The Board also considered whether the Fund would be able to participate in any economies of scale that the Subadviser may experience given present asset levels of the Fund. On this point, the Board noted the uncertainty of the asset levels of the Fund going forward. The Board discussed the renewal requirements for investment advisory agreements in general, and determined to revisit this issue from time to time.

The Board's Conclusions About the New Subadvisory Agreement

The Board examined the totality of the information they were provided and did not identify any single factor discussed previously as controlling. The Board, including all of the non-interested Directors, concluded that the terms of the New Subadvisory Agreement were fair and reasonable, that the Subadviser's fees are reasonable in light of the services to be provided to the Fund, and that the New Subadvisory Agreement should be approved and recommended to the Fund's stockholders.


18     DOW 30(SM) PREMIUM & DIVIDEND INCOME FUND INC.     DECEMBER 31, 2007

Automatic Dividend Reinvestment Plan

How the Plan Works -- The Fund offers a Dividend Reinvestment Plan (the "Plan") under which income and capital gains dividends paid by the Fund are automatically reinvested in additional shares of Common Stock of the Fund. The Plan is administered on behalf of the shareholders by The Bank of New York Mellon (the "Plan Agent"). Under the Plan, whenever the Fund declares a dividend, participants in the Plan will receive the equivalent in shares of Common Stock of the Fund. The Plan Agent will acquire the shares for the participant's account either (i) through receipt of additional unissued but authorized shares of the Fund ("newly issued shares") or (ii) by purchase of outstanding shares of Common Stock on the open market on the New York Stock Exchange or elsewhere. If, on the dividend payment date, the Fund's net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (a condition often referred to as a "market premium"), the Plan Agent will invest the dividend amount in newly issued shares. If the Fund's net asset value per share is greater than the market price per share (a condition often referred to as a "market discount"), the Plan Agent will invest the dividend amount by purchasing on the open market additional shares. If the Plan Agent is unable to invest the full dividend amount in open market purchases, or if the market discount shifts to a market premium during the purchase period, the Plan Agent will invest any uninvested portion in newly issued shares. The shares acquired are credited to each shareholder's account. The amount credited is determined by dividing the dollar amount of the dividend by either (i) when the shares are newly issued, the net asset value per share on the date the shares are issued or (ii) when shares are purchased in the open market, the average purchase price per share.

Participation in the Plan -- Participation in the Plan is automatic, that is, a shareholder is automatically enrolled in the Plan when he or she purchases shares of Common Stock of the Fund unless the shareholder specifically elects not to participate in the Plan. Shareholders who elect not to participate will receive all dividend distributions in cash. Shareholders who do not wish to participate in the Plan must advise the Plan Agent in writing (at the address set forth below) that they elect not to participate in the Plan. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by writing to the Plan Agent.

Benefits of the Plan -- The Plan provides an easy, convenient way for shareholders to make additional, regular investments in the Fund. The Plan promotes a long-term strategy of investing at a lower cost. All shares acquired pursuant to the Plan receive voting rights. In addition, if the market price plus commissions of the Fund's shares is above the net asset value, participants in the Plan will receive shares of the Fund for less than they could otherwise purchase them and with a cash value greater than the value of any cash distribution they would have received. However, there may not be enough shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

Plan Fees -- There are no enrollment fees or brokerage fees for participating in the Plan. The Plan Agent's service fees for handling the reinvestment of distributions are paid for by the Fund. However, brokerage commissions may be incurred when the Fund purchases shares on the open market and shareholders will pay a pro rata share of any such commissions.

Tax Implications -- The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Therefore, income and capital gains may still be realized even though shareholders do not receive cash. Participation in the Plan generally will not affect the tax-exempt status of exempt interest dividends paid by the Fund. If, when the Fund's shares are trading at a market premium, the Fund issues shares pursuant to the Plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of the discount from the market value (which may not exceed 5% of the fair market value of the Fund's shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all the shareholders, including shareholders who do not participate in the Plan. Thus, shareholders who do not participate in the Plan might be required to report as ordinary income a portion of their distributions equal to their allocable share of the discount.

Contact Information -- All correspondence concerning the Plan, including any questions about the Plan, should be directed to the Plan Agent at BNY Mellon Shareowner Services, P.O. Box 358035, Pittsburgh, PA 15252-8035, Telephone:
877-296-3711.


     DOW 30(SM) PREMIUM & DIVIDEND INCOME FUND INC.     DECEMBER 31, 2007     19

Directors and Officers

                                                                                                     Number of
                                                                                                     IQ Advisors-
                                                                                                     Affiliate
                                                                                                     Advised Funds   Other Public
                           Position(s)   Length of                                                   and Portfolios  Directorships
                           Held with     Time                                                        Overseen By     Held by
Name        Address & Age  Fund          Served**  Principal Occupation(s) During Past 5 Years       Director        Director
====================================================================================================================================
Non-Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
Paul        P.O. Box 9095  Director &    2005 to   Professor, Columbia University Business School    11              None
Glasserman  Princeton, NJ  Chairman of   present   since 1991; Senior Vice Dean since July 2004.
            08543-9095     the Audit
            Age: 45        Committee
------------------------------------------------------------------------------------------------------------------------------------
Steven W.   P.O. Box 9095  Director &    2005 to   Retired since August 2002; Managing Director,     11              Ametek, Inc.
Kohlhagen   Princeton, NJ  Chairman of   present   Wachovia National Bank and its predecessors
            08543-9095     Nominating              (1992 - 2002).
            Age: 60        & Corporate
                           Governance
                           Committee
------------------------------------------------------------------------------------------------------------------------------------
William J.  P.O. Box 9095  Director &    2005 to   Retired since November 2004; Chairman and         11              None
Rainer      Princeton, NJ  Chairman of   present   Chief Executive Officer, OneChicago, LLC, a
            08543-9095     the Board               designated contract market (2001 - 2004);
            Age: 61                                Chairman, U.S. Commodity Futures
                                                   Trading Commission (1999 - 2001).
------------------------------------------------------------------------------------------------------------------------------------
Laura S.    P.O. Box 9095  Director      2007 to   Independent Consultant; Commissioner of the       11              CA, Inc.
Unger       Princeton, NJ                present   Securities and Exchange Commission (1997 -                        (software) and
            08543-9095                             2002), including Acting Chairperson of the SEC                    Ambac Financial
            Age: 46                                from February to August 2001; Regulatory Expert                   Group, Inc.
                                                   for CNBC (2002 - 2003).
            ------------------------------------------------------------------------------------------------------------------------
            *     Each of the Non-Interested Directors is a member of the Audit Committee and the Nominating and Corporate
                  Governance Committee.
            **    Each Director will serve for a term of one year and until his successor is elected and qualifies, or his earlier death, resignation or removal as provided in the Fund's Bylaws, charter or by statute.


20     DOW 30(SM) PREMIUM & DIVIDEND INCOME FUND INC.     DECEMBER 31, 2007

Directors and Officers (concluded)

                           Position(s)   Length of
                           Held with     Time
Name        Address & Age  Fund          Served    Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Mitchell    P.O. Box 9011  President     2005 to   IQ Investment Advisors LLC, President since April 2004; MLPF&S, Managing
M. Cox      Princeton, NJ                present   Director, Head of Global Investments & Insurance Solutions and Head of Global
            08543-9011                             Alternative Investments since 2008; MLPF&S, Managing Director, Head of Financial
            Age: 42                                Products Group since 2007; Head of Global Wealth Management Market Investments &
                                                   Origination (2003 - 2007); MLPF&S, FAM Distributors ("FAMD"), Director since
                                                   2006; IQ Financial Products LLC, Director since 2006.
------------------------------------------------------------------------------------------------------------------------------------
Justin C.   P.O. Box 9011  Vice          2005 to   IQ Investment Advisors LLC, Vice President since 2005; MLPF&S, Managing
Ferri       Princeton, NJ  President     present   Director, Structured and Alternative Solutions since 2008; MLPF&S, Director,
            08543-9011                             Structured and Alternative Solutions in 2007; Director, Global Wealth Management
            Age: 32                                Market Investments & Origination (2005 - 2007); MLPF&S, Vice President, Global
                                                   Private Client Market Investments & Origination (2005); MLPF&S, Vice President,
                                                   Head of Global Private Client Rampart Equity Derivatives (2004 - 2005); MLPF&S,
                                                   Vice President, Co-Head Global Private Client Domestic Analytic Development
                                                   (2002 - 2004); mPower Advisors LLC, Vice President, Quantitative Development
                                                   (1999 - 2002).
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice          2005 to   IQ Investment Advisors LLC, Secretary and Treasurer (2004 - March 2007);
Burke       Princeton, NJ  President     present   BlackRock, Inc., Managing Director since 2006; Merrill Lynch Investment
            08543-9011     and                     Managers, L.P. ("MLIM") and Fund Asset Management ("FAM") Managing Director
            Age: 47        Secretary               (2006); MLIM and FAM, First Vice President (1997 - 2005) and Treasurer (1999 -
                                                   2006); Princeton Services, Inc., Senior Vice President and Treasurer (1999 -
                                                   2006).
------------------------------------------------------------------------------------------------------------------------------------
James E.    P.O. Box 9011  Vice          2007 to   IQ Investment Advisors LLC, Treasurer since March 2007; MLPF&S, Director,
Hillman     Princeton, NJ  President     present   Structured and Alternative Solutions since 2007; Director, Global Wealth
            08543-9011     and                     Management Market Investments & Origination (September 2006 - 2007); Managed
            Age: 50        Treasurer               Account Advisors LLC, Vice President and Treasurer since November 2006;
                                                   Director, Citigroup Alternative Investments Tax Advantaged Short Term Fund in
                                                   2006; Director, Korea Equity Inc. Fund in 2006; Independent Consultant, January
                                                   to September 2006; Managing Director, The Bank of New York, Inc. (1999 - 2006).
------------------------------------------------------------------------------------------------------------------------------------
Catherine   P.O. Box 9011  Chief         2007 to   IQ Investment Advisors LLC, Chief Compliance Officer since April 2007; Merrill
A.          Princeton, NJ  Compliance    present   Lynch & Co., Inc., Director, Corporate Compliance since September 2007;
Johnston    08543-9011     Officer                 BlackRock, Inc., Director (2006 - 2007); MLIM, Director (2003 - 2006), Vice
            Age: 53                                President (1998 - 2003).
------------------------------------------------------------------------------------------------------------------------------------
Martin G.   P.O. Box 9011  Chief         2006 to   IQ Investment Advisors LLC, Chief Legal Officer since June 2006; Merrill Lynch &
Byrne       Princeton, NJ  Legal         present   Co., Inc., Office of General Counsel, Managing Director since 2006, First Vice
            08543-9011     Officer                 President (2002 - 2006), Director (2000 - 2002); Managed Account Advisors LLC,
            Age: 45                                Chief Legal Officer since November 2006; FAMD, Director since 2006.
------------------------------------------------------------------------------------------------------------------------------------
Jay M.      P.O. Box 9011  Vice          2005 to   IQ Investment Advisors LLC, Vice President (2005 - March 2007); BlackRock, Inc.,
Fife        Princeton, NJ  President     present   Managing Director since 2007; BlackRock, Inc., Director in 2006; MLIM, Director
            08543-9011                             (2000 - 2006); MLPF&S, Director (2000) and Vice President (1997 - 2000).
            Age: 37
------------------------------------------------------------------------------------------------------------------------------------
Colleen R.  P.O. Box 9011  Vice          2005 to   IQ Investment Advisors LLC, Chief Administrative Officer and Secretary since
Rusch       Princeton, NJ  President     present   2007, Vice President since 2005; MLPF&S, Director, Structured and Alternative
            08543-9011     and                     Solutions since 2007; MLPF&S, Director, Global Wealth Management Market
            Age: 40        Assistant               Investments & Origination (2005 - 2007); MLIM, Director from January 2005 to
                           Secretary               July 2005; Vice President of MLIM (1998 - 2004).
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

BNY Mellon Shareholder Services
480 Washington Boulevard
Jersey City, NJ 07310

NYSE Symbol

DPD


     DOW 30(SM) PREMIUM & DIVIDEND INCOME FUND INC.     DECEMBER 31, 2007     21

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.


22     DOW 30(SM) PREMIUM & DIVIDEND INCOME FUND INC.     DECEMBER 31, 2007

  [LOGO]
    IQ
INVESTMENT
 ADVISORS                                                      www.IQIAFunds.com

Dow 30(SM) Premium & Dividend Income Fund Inc. seeks to provide shareholders with a high level of current income, with a secondary objective of capital appreciation.

This report, including the financial information herein, is transmitted to shareholders of Dow 30(SM) Premium & Dividend Income Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

Dow 30(SM) Premium & Dividend Income Fund Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                 #IQDPD -- 12/07

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge upon request by calling toll-free 1-877-449-4742.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and
            (ii) each audit committee financial expert is independent: (1) Alan
            R. Batkin (resigned as of February 22, 2007) and (2) Steven W. Kohlhagen.

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees
----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
Registrant Name         End        Year End          End        Year End          End        Year End          End        Year End
----------------------------------------------------------------------------------------------------------------------------------
Dow 30(SM)            $22,200      $22,200           $0            $0           $8,500        $7,500          $0             $0
Premium &
Dividend Income
Fund Inc.
----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
                 Registrant Name                  Year End           Year End
            --------------------------------------------------------------------
            Dow 30(SM)  Premium &                $2,102,500         $1,968,500
            Dividend Income Fund Inc.
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $0, 0%

Item 5 - Audit Committee of Listed Registrants - The following individuals are members of the registrant's separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)):

            Alan R. Batkin (resigned as of February 22, 2007)
            Steven W. Kohlhagen
            Paul Glasserman
            William J. Rainer
            Laura S. Unger (effective September 12, 2007)

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - The registrant has delegated the voting of proxies relating to its voting securities to its investment sub-adviser, Nuveen HydePark Group, LLC (the "Sub-adviser" or "HydePark"). The Proxy Voting Policies are attached as an Exhibit hereto.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - as of December 31, 2007.

            (a)(1) Rob A. Guttschow , CFA is a Managing Director of HydePark and Nuveen Asset Management ("NAM"). Mr. Guttschow joined NAM in May 2004 to develop and implement a derivative overlay capability. Mr. Guttschow then joined HydePark in September 2007, while retaining his Managing Director status with NAM. Mr. Guttschow was a Managing Director and Senior Portfolio Manager at Lotsoff Capital Management ("LCM") from 1993 until 2004. While at LCM, Mr. Guttschow managed a variety of taxable fixed income portfolios and enhanced equity index products totaling $1.5 billion. Mr. Guttschow is a Chartered Financial Analyst ("CFA") and a member of the Association for Investment Management Research. He has served as a member of the TRIAD group for the Investment Analyst Society of Chicago.
            Education: University of Illinois at Urbana/Champaign, B.S., M.B.A., CFA.

            (a)(2) As of December 31, 2007:

            -----------------------------------------------------------------------------------------------------------------------
                                                                                             (iii) Number of Other Accounts and
                                      (ii) Number of Other Accounts Managed                     Assets for Which Advisory Fee is
                                           and Assets by Account Type                                 Performance-Based
            -----------------------------------------------------------------------------------------------------------------------
                                    Other             Other                                Other            Other
              (i) Name of         Registered          Pooled                             Registered        Pooled
               Portfolio          Investment        Investment         Other             Investment       Investment        Other
                Manager           Companies          Vehicles         Accounts           Companies         Vehicles        Accounts
            -----------------------------------------------------------------------------------------------------------------------
            Rob A.
            Guttschow, CFA           5                   1                 1                 0                 1              0
            -----------------------------------------------------------------------------------------------------------------------
                               $1,551,000,000       $22,000,000         $500,000            $0            $20,000,000        $0
            -----------------------------------------------------------------------------------------------------------------------

            (iv) Potential Material Conflicts of Interest

            Mr. Guttschow's simultaneous management of the Fund and the other registered investment companies noted above may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of the Fund and the other accounts.

            The Sub-adviser has adopted several policies that address potential conflicts of interest, including best execution and trade allocation policies that are designed to ensure (1) that portfolio management is seeking the best price for portfolio securities under the circumstances, (2) fair and equitable allocation of investment opportunities among accounts over time and (3) compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager. In addition, the Sub-adviser has adopted a Code of Conduct that sets forth policies regarding conflicts of interest.

            (a)(3) As of December 31, 2007:

            Compensation. Mr. Guttschow's compensation consists of three basic elements--base salary, cash bonus and long-term incentive compensation. The Sub-adviser's compensation strategy is to annually compare overall compensation, including these three elements, to the market in order to create a compensation structure that is competitive and consistent with similar financial services companies. As discussed below, several factors are considered in determining Mr. Guttschow's total compensation. In any year these factors may include, among others, the effectiveness of the investment strategies recommended by the Portfolio Manager's investment team, the investment performance of the accounts managed by the Portfolio Manager's, and the overall performance of Nuveen Investments, Inc. (the parent company of the Sub-adviser). Although investment performance is a factor in determining Mr. Guttschow's compensation, it is not necessarily a decisive factor.

            Base salary. Mr. Guttschow is paid a base salary that is set at a level determined by the Sub-adviser in accordance with its overall compensation strategy discussed above. The Sub-adviser is not under any current contractual obligation to increase a Portfolio Manager's base salary.

            Cash bonus. Mr. Guttschow is also eligible to receive an annual cash bonus. The level of this bonus is based upon evaluations and determinations made by Mr. Guttschow's supervisors. These reviews and evaluations often take into account a number of factors, including the effectiveness of the investment strategies recommended to the Sub-adviser's investment team, the performance of the accounts for which he serves as portfolio manager relative to any benchmarks established for those accounts, his effectiveness in communicating investment performance to stockholders and their representatives, and his contribution to the Sub-adviser's investment process and to the execution of investment strategies. The cash bonus component is also impacted by the overall performance of Nuveen Investments, Inc. in achieving its business objectives.

            Long-term incentive compensation. Mr. Guttschow is eligible to receive two forms of long term incentive compensation. One form is tied to the successful revenue growth of the HydePark. The second form of long term compensation is tied to the success of Nuveen Investments Inc and its ability to grow its business as a private company.

            (a)(4) Beneficial Ownership of Securities. As of December 31, 2007, Mr. Guttschow did not beneficially own any stock issued by the Fund.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable due to no such purchases during the period covered by this report.

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Corporate Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dow 30(SM) Premium & Dividend Income Fund Inc.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    Dow 30(SM) Premium & Dividend Income Fund Inc.

Date: February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    Dow 30(SM) Premium & Dividend Income Fund Inc.

Date: February 20, 2008


By: /s/ James E. Hillman
    ---------------------------------
    James E. Hillman
    Chief Financial Officer (principal financial officer) of
    Dow 30(SM) Premium & Dividend Income Fund Inc.

Date: February 20, 2008